UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02978

Morgan Stanley Focus Growth Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                    10036

    (Address of principal executive offices)              (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2013

Date of reporting period: March 28, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Focus Growth Fund

Portfolio of Investments ¡ March 28, 2013 (unaudited)R

NUMBER OF SHARES		VALUE
	Common Stocks (96.1%)
	Alternative Energy (1.6%)
306,696	Range Resources Corp.	$24,854,644

	Asset Management & Custodian (2.9%)
174,044	BlackRock, Inc.	44,708,423

	Automobiles (1.1%)
434,031	Tesla Motors, Inc. (a)	16,445,435

	Beverage: Brewers & Distillers (3.3%)
3,365,209	DE Master Blenders 1753 N.V. (Netherlands) (a)	51,980,034

	Biotechnology (3.0%)
854,745	Illumina, Inc. (a)	46,156,230

	Chemicals: Diversified (3.8%)
561,194	Monsanto Co.	59,278,922

	Commercial Services (1.1%)
340,894	Intertek Group PLC (United Kingdom)	17,574,766

	Communications Technology (4.6%)
1,130,160	Motorola Solutions, Inc.	72,364,145

	Computer Services, Software & Systems (22.6%)
429,445	Baidu, Inc. ADR (China) (a)	37,662,327
4,054,561	Facebook, Inc., Class A (a)	103,715,670
158,783	Google, Inc., Class A (a)	126,078,466
158,290	LinkedIn Corp., Class A (a)	27,868,537
254,169	Salesforce.com, Inc. (a)	45,453,042
183,691	Workday, Inc., Class A (a)	11,320,876

		352,098,918

	Computer Technology (6.0%)
169,002	Apple, Inc.	74,805,355
804,611	Yandex N.V., Class A (Russia) (a)	18,602,607

		93,407,962

	Consumer Lending (7.7%)
107,288	Mastercard, Inc., Class A	58,056,755
365,021	Visa, Inc., Class A	61,995,167

		120,051,922

	Diversified Media (1.7%)
417,916	Naspers Ltd., Class N (South Africa)	26,035,385

	Diversified Retail (14.6%)
548,498	Amazon.com, Inc. (a)	146,169,232
3,713,259	Groupon, Inc. (a)	22,725,145
85,289	Priceline.com, Inc. (a)	58,672,862

		227,567,239

	Financial Data & Systems (1.3%)
579,589	MSCI, Inc. (a)	19,665,455

	Foods (3.9%)
844,110	Nestle SA ADR (Switzerland)	61,172,652

	Insurance: Property-Casualty (3.7%)
201,965	Arch Capital Group Ltd. (a)	10,617,300
1,895,516	Progressive Corp. (The)	47,899,689

		58,516,989

	Medical Equipment (2.8%)
87,962	Intuitive Surgical, Inc. (a)	43,206,055

	Pharmaceuticals (2.9%)
596,151	Valeant Pharmaceuticals International, Inc. (Canada) (a)	44,723,248

	Recreational Vehicles & Boats (3.7%)
1,768,951	Edenred (France)	57,890,072

Morgan Stanley Focus Growth Fund

Portfolio of Investments ¡ March 28, 2013 (unaudited)R continued

NUMBER OF SHARES			VALUE
	Restaurants (2.7%)
750,144	Starbucks Corp.		$42,728,202

	Semiconductors & Components (1.1%)
652,018	First Solar, Inc. (a)		17,578,405

	Total Common Stocks (Cost $1,128,395,886)		1,498,005,103

	Convertible Preferred Stocks (0.0%)
	Alternative Energy
23,437	Better Place, Inc., Series C (a)(b)(c) (acquisition cost - $106,404; acquired 11/14/11)		0
3,465,612	Better Place, Inc. (a)(b)(c) (acquisition cost - $8,664,027; acquired 01/25/10)		0

	Total Convertible Preferred Stocks (Cost $8,770,431)		0

NUMBER OF SHARES (000)
	Short-Term Investment (2.9%)
	Investment Company
45,126	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $45,125,889)		45,125,889

	Total Investments (Cost $1,182,292,206) (e)	99.0%	1,543,130,992
	Other Assets in Excess of Liabilities	1.0	15,632,769

	Net Assets	100.0%	$1,558,763,761

ADR	American Depositary Receipt.
R	March 28, 2013 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to $0 and represents 0.0% of net assets.

(c)

At March 28, 2013, the Fund held fair valued securities valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Focus Growth Fund

Notes to Portfolio of Investments ¡ March 28, 2013 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s closing price fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Alternative Energy	$24,854,644	$—	$—	$24,854,644
Asset Management & Custodian	44,708,423	—	—	44,708,423
Automobiles	16,445,435	—	—	16,445,435
Beverage: Brewers & Distillers	51,980,034	—	—	51,980,034
Biotechnology	46,156,230	—	—	46,156,230
Chemicals: Diversified	59,278,922	—	—	59,278,922
Commercial Services	17,574,766	—	—	17,574,766
Communications Technology	72,364,145	—	—	72,364,145
Computer Services, Software & Systems	352,098,918	—	—	352,098,918
Computer Technology	93,407,962	—	—	93,407,962
Consumer Lending	120,051,922	—	—	120,051,922
Diversified Media	26,035,385	—	—	26,035,385
Diversified Retail	227,567,239	—	—	227,567,239
Financial Data & Systems	19,665,455	—	—	19,665,455
Foods	61,172,652	—	—	61,172,652
Insurance: Property-Casualty	58,516,989	—	—	58,516,989
Medical Equipment	43,206,055	—	—	43,206,055
Pharmaceuticals	44,723,248	—	—	44,723,248
Recreational Vehicles & Boats	57,890,072	—	—	57,890,072
Restaurants	42,728,202	—	—	42,728,202
Semiconductors & Components	17,578,405	—	—	17,578,405
Total Common Stocks	1,498,005,103	—	—	1,498,005,103
Convertible Preferred Stocks	—	—	—†	—
Short-Term Investment - Investment Company	45,125,889	—	—	45,125,889
Total Assets	$1,543,130,992	$—	—†	$1,543,130,992

†	Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, securities with a total value of $153,480,258 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Convertible Preferred Stocks
Beginning Balance		$1,046,715
Purchases		—
Sales		—
Amortization of discount		—
Transfers in		—
Transfers out		—
Change in unrealized appreciation/depreciation		(1,046,715)
Realized gains (losses)		—

Ending Balance	$	—†

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013.		$(1,046,715)

†	Includes one security which is valued at zero.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Focus Growth Fund

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 21, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 21, 2013